                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-21616
                 ----------------------------------------------

                                RMR F.I.R.E. FUND
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                400 CENTRE STREET
                           NEWTON, MASSACHUSETTS 02458
 ------------------------------------------------------------------------------
               (Address of principal executive offices)(Zip code)

            (Name and Address of Agent for Service of                             Copy to:
                           Process)
                   Thomas M. O'Brien, President                                 Thomas Perugini
                         RMR F.I.R.E. Fund                            State Street Bank and Trust Company
                         400 Centre Street                               One Federal Street, 8th Floor
                    Newton, Massachusetts 02458                           Boston, Massachusetts 02110

                                                                               Thomas Reyes, Esq.
                                                                      State Street Bank and Trust Company
                                                                         One Federal Street, 9th Floor
                                                                          Boston, Massachusetts 02110


Registrant's telephone number, including area code:  (617) 332-9530
                                                     --------------

Date of fiscal year end:  December 31
Date of reporting period:  March 31, 2005

ITEM 1.  SCHEDULE OF INVESTMENTS.

RMR F.I.R.E. FUND
PORTFOLIO OF INVESTMENTS  -  March 31, 2005 (unaudited)

---------------------------------------------------------------------------------------------------------------
COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS  - 104.8%
FINANCIAL SERVICES  - 49.7%
  BANKS  - 26.2%
    AmSouth Bancorp                                                                 27,400  $         711,030
    Citigroup, Inc.                                                                  7,100            319,074
    Comerica, Inc.                                                                  14,800            815,184
    F.N.B. Corp.                                                                    28,500            545,775
    Farmers Capital Bank Corp.                                                       3,035            102,583
    Fifth Third Bancorp                                                              3,000            128,940
    First Commonwealth Financial Corp.                                              28,000            383,600
    First Horizon National Corp.                                                    11,400            465,006
    FirstMerit Corp.                                                                22,800            610,128
    Hudson United Bancorp                                                           17,100            602,775
    JPMorgan Chase & Co.                                                             7,500            259,500
    KeyCorp                                                                         17,100            554,895
    National City Corp.                                                             27,400            917,900
    PNC Financial Services Group, Inc.                                              13,400            689,832
    Regions Financial Corp.                                                         23,200            751,680
    Susquehanna Bancshares, Inc.                                                    12,600            307,188
    Trustco Bank Corp. NY                                                           23,400            268,866
                                                                                               ----------------
                                                                                                    8,433,956
---------------------------------------------------------------------------------------------------------------
  THRIFTS  - 9.5%
    Beverly Hills Bancorp, Inc.                                                        100              1,072
    Capitol Federal Financial                                                       17,400            602,736
    Flagstar Bancorp, Inc.                                                          25,000            488,750
    New York Community Bancorp, Inc.                                                63,200          1,147,712
    Washington Mutual, Inc.                                                         20,500            809,750
                                                                                               ----------------
                                                                                                    3,050,020
---------------------------------------------------------------------------------------------------------------
  OTHER FINANCIAL SERVICES  - 14.0%
    American Capital Strategies, Ltd.                                               17,000            533,970
    CharterMac                                                                      44,200            950,300
    CIT Group, Inc.                                                                 10,500            399,000
    Deluxe Corp.                                                                     3,400            135,524
    Fannie Mae                                                                      17,000            925,650
    Friedman, Billings, Ramsey Group, Inc. *                                        54,000            856,980
    MCG Capital Corp.                                                               46,500            715,403
                                                                                               ----------------
                                                                                                    4,516,827
---------------------------------------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES  (COST $17,427,863)                                                       16,000,803
---------------------------------------------------------------------------------------------------------------
REAL ESTATE - 51.4%
  APARTMENTS  - 4.4%
    AMLI Residential Properties Trust *                                             10,800            295,812
    Post Properties, Inc. *                                                         22,800            707,712
    United Dominion Realty Trust, Inc. *                                            19,200            400,704
                                                                                               ----------------
                                                                                                    1,404,228
---------------------------------------------------------------------------------------------------------------
  DIVERSIFIED  - 12.8%
    Bedford Property Investors, Inc. *                                              24,000            523,920
    Colonial Properties Trust *                                                      8,400            322,644
    Commercial Net Lease Realty *                                                   34,200            630,990
    Crescent Real Estate Equities Co. *                                             82,400          1,346,416
    Lexington Corporate Properties Trust *                                          26,400            579,216
    Liberty Property Trust *                                                        18,000            702,900
                                                                                               ----------------
                                                                                                    4,106,086
---------------------------------------------------------------------------------------------------------------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2004, AND NOTES TO PORTFOLIO OF INVESTMENTS.

RMR F.I.R.E. FUND
PORTFOLIO OF INVESTMENTS  -  continued

  HEALTH CARE  - 6.9%
    Health Care Property Investors, Inc. *                                           3,000             70,410
    Health Care REIT, Inc. *                                                        17,900            572,800
    Healthcare Realty Trust, Inc. *                                                 27,000            983,880
    Nationwide Health Properties, Inc. *                                            26,000            525,460
    Windrose Medical Properties Trust *                                              5,000             68,550
                                                                                               ----------------
                                                                                                    2,221,100
===============================================================================================================
COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
COMMON STOCKS  - CONTINUED
  HOSPITALITY  - 1.0%
    Eagle Hospitality Properties Trust, Inc. *                                      36,500  $         327,405
---------------------------------------------------------------------------------------------------------------
  INDUSTRIAL  - 2.0%
    First Industrial Realty Trust, Inc. *                                           16,900            639,327
---------------------------------------------------------------------------------------------------------------
  OFFICE  - 8.9%
    Arden Realty, Inc. *                                                             9,600            324,960
    Equity Office Properties Trust *                                                23,050            694,496
    Glenborough Realty Trust, Inc. *                                                64,400          1,231,328
    Maguire Properties, Inc. *                                                      14,700            351,036
    Reckson Associates Realty Corp. *                                                8,400            257,880
                                                                                               ----------------
                                                                                                    2,859,700
---------------------------------------------------------------------------------------------------------------
  RETAIL  - 7.2%
    Glimcher Realty Trust *                                                         44,000          1,042,800
    Heritage Property Investment Trust *                                            16,800            498,624
    New Plan Excel Realty Trust *                                                   26,800            672,948
    The Mills Corp. *                                                                1,600             84,640
                                                                                               ----------------
                                                                                                    2,299,012
---------------------------------------------------------------------------------------------------------------
  SPECIALTY  - 5.2%
    Capital Trust, Inc. *                                                            5,000            165,900
    iStar Financial, Inc. *                                                         14,000            576,520
    Trustreet Properties, Inc. *                                                    61,000            938,790
                                                                                               ----------------
                                                                                                    1,681,210
---------------------------------------------------------------------------------------------------------------
  STORAGE  - 3.0%
    Sovran Self Storage, Inc. *                                                     13,200            523,116
    U-Store-It Trust *                                                              25,200            438,480
                                                                                               ----------------
                                                                                                      961,596
===============================================================================================================
TOTAL REAL ESTATE (COST $18,270,623)                                                               16,499,664
===============================================================================================================
Other Investments  - 3.7%
  TELECOMMUNICATIONS  - 3.7%
    PanAmSat Holding Corp.                                                          70,800          1,203,600
---------------------------------------------------------------------------------------------------------------
TOTAL OTHER INVESTMENTS  (COST $1,274,400)                                                          1,203,600
---------------------------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS  (COST $36,972,886)                                                            33,704,067
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  - 55.9%
REAL ESTATE - 52.9%
  APARTMENTS  - 10.0%
    Apartment Investment & Management Co., Series U *                               32,500            796,900
    Apartment Investment & Management Co., Series V *                               27,700            691,115
    Apartment Investment & Management Co., Series Y *                               50,000          1,237,500
    Home Properties, Inc., Series F *                                               18,800            493,124
                                                                                               ----------------
                                                                                                    3,218,639
---------------------------------------------------------------------------------------------------------------
  DIVERSIFIED  - 6.7%
    Bedford Property Investors, Inc., Series B *                                    45,000          1,120,500
    Cousins Properties, Inc., Series B *                                            20,000            500,000
    Digital Realty Trust, Inc., Series A *                                          20,000            520,000
                                                                                               ----------------
                                                                                                    2,140,500
---------------------------------------------------------------------------------------------------------------
  HEALTH CARE  - 2.1%
    Health Care REIT, Inc., Series F *                                              26,900            672,500
---------------------------------------------------------------------------------------------------------------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2004, AND NOTES TO PORTFOLIO OF INVESTMENTS.

RMR F.I.R.E. FUND
PORTFOLIO OF INVESTMENTS  -  continued

  HOSPITALITY  - 15.0%
    Entertainment Properties Trust, Series B *                                      40,000          1,002,400
    Equity Inns, Inc., Series B *                                                   50,000          1,286,500
    FelCor Lodging Trust, Inc., Series C *                                          54,800          1,287,800
    LaSalle Hotel Properties *                                                      36,000            961,200
    Winston Hotels, Inc., Series B *                                                10,900            271,410
                                                                                               ----------------
                                                                                                    4,809,310
---------------------------------------------------------------------------------------------------------------
  MANUFACTURED HOMES  - 0.5%
    Affordable Residential Communities, Series A *                                   6,900            173,190
===============================================================================================================
COMPANY                                                                             SHARES              VALUE
---------------------------------------------------------------------------------------------------------------
PREFERRED STOCKS  - CONTINUED
  OFFICE  - 2.6%
    Alexandria Real Estate Equities, Inc., Series C *                               31,600  $         829,342
---------------------------------------------------------------------------------------------------------------
  RETAIL  - 10.3%
    Glimcher Realty Trust, Series F *                                               26,500            689,000
    Glimcher Realty Trust, Series G *                                               41,000          1,029,100
    Ramco-Gershenson Properties, Series B *                                         36,000            969,300
    Taubman Centers, Inc., Series G *                                               15,000            388,500
    The Mills Corp., Series E *                                                      9,500            248,140
                                                                                               ----------------
                                                                                                    3,324,040
---------------------------------------------------------------------------------------------------------------
  SPECIALTY  - 5.7%
    MFA Mortgage Investments, Inc., Series A *                                      13,800            345,000
    RAIT Investment Trust, Series B *                                               59,000          1,483,850
                                                                                               ----------------
                                                                                                    1,828,850
---------------------------------------------------------------------------------------------------------------
TOTAL REAL ESTATE (COST $17,295,841)                                                               16,996,371
---------------------------------------------------------------------------------------------------------------
FINANCIAL SERVICES  - 3.0%
  OTHER FINANCIAL SERVICES  - 3.0%
    CORTS-Unum Provident Financing Trust I                                          38,000            962,920
---------------------------------------------------------------------------------------------------------------
TOTAL FINANCIAL SERVICES  (COST $982,300)                                                             962,920
---------------------------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCKS  (COST $18,278,141)                                                         17,959,291
---------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT  - 4.7%
  OTHER INVESTMENT COMPANIES  - 4.7%
    SSgA Money Market Fund, 2.42% (a) (Cost $1,509,240)                          1,509,240          1,509,240
---------------------------------------------------------------------------------------------------------------
Total Investments  - 165.4% (b) (Cost $56,760,267)                                                 53,172,598
---------------------------------------------------------------------------------------------------------------
Other assets less liabilities  - (3.2)%                                                           (1,021,769)
Preferred Shares, at liquidation preference  - (62.2)%                                           (20,000,000)
---------------------------------------------------------------------------------------------------------------
Net Assets applicable to common shareholders  - 100%                                        $     32,150,829
---------------------------------------------------------------------------------------------------------------

NOTES TO PORTFOLIO OF INVESTMENTS

*        Real Estate Investment Trust

(a)      Rate reflects 7 day yield as of March 31, 2005.

(b) Although subject to adjustment, principally due to the extent of distributions, characterized by the issuers of the Fund's investments as return of capital during 2005, the cost, gross unrealized appreciation and gross unrealized depreciation of the Fund's investments for federal income tax purposes, as of March 31, 2005, are as follows:

             Cost                                                                            $     56,760,267
                                                                                                   ==========

             Gross unrealized appreciation                                                             81,084
             Gross unrealized depreciation                                                        (3,668,753)
                                                                                                  -----------
             Net unrealized appreciation                                                     $    (3,587,669)
                                                                                                  ===========

---------------------------------------------------------------------------------------------------------------


SEE PREVIOUSLY SUBMITTED NOTES TO FINANCIAL STATEMENTS FOR THE YEAR ENDED DECEMBER 31, 2004, AND NOTES TO PORTFOLIO OF INVESTMENTS.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act"), are effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a)(1) Certification of Principal Executive Officer, as required by Rule 30a-2(a) under the 1940 Act.

(a)(2) Certification of Principal Financial Officer, as required by Rule 30a-2(a) under the 1940 Act.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

RMR F.I.R.E. FUND

By: /s/ THOMAS M. O'BRIEN
    ---------------------
    Thomas M. O'Brien
    President


Date: May 26, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By: /s/ THOMAS M. O'BRIEN
    ---------------------
    Thomas M. O'Brien
    President


Date: May 26, 2005




By: /s/ MARK L. KLEIFGES
    --------------------
    Mark L. Kleifges
    Treasurer

Date: May 26, 2005